Borrowings - Schedule of Financing Liabilities (Footnote) (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Financing Liability - MSRs Pledged [Member]
Debt Instrument [Line Items]
Gain on extinguishment of the financing liability	$ 2.6
Secured Notes, Ocwen Asset Servicing Income Series, Series 2014-1 [Member]
Debt Instrument [Line Items]
Basis points		0.21%	0.21%